Note 14 - Stock-based Awards	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 14 - Stock-based Awards:

NOTE 9 – STOCK-BASED AWARDS:

During the six months ended March 31, 2017, 250,000 stock options with an exercise price of $0.00 and a five-year term were granted to a consultant company.  The options vest quarterly over a one-year period, including 25% of which (62,500 options) vested on the grant date.  The fair value of all of the options granted was $60,000 ($0.24 per option).  The fair value of the 62,500 options granted and vested during the three months ended March 31, 2017 was $15,000 and was classified as other general and administrative expense.  The value of the remaining 187,500 options is $45,000 and will be recognized evenly over the next three quarters as the options vest.  The value of the options was estimated on the date of grant with a Black-Scholes option-pricing model using the assumptions noted in the following table:

Expected volatility	128.2%
Stock price on date of grant	$0.33
Expected dividends	-
Expected term (in years)	3
Risk-free rate	1.68%
Expected forfeiture rate	0%

For the six months ended March 31, 2017 and 2016, respectively, the total compensation cost of options and stock unit awards for employees was nil and $351,967, respectively.  These costs were classified under salaries and benefits expense.

For the six months ended March 31, 2017 and 2016, respectively, the total compensation cost of options for non-employees was $15,000 and nil, respectively.  These costs were classified under other general and administrative expense.

The following is a summary of our options issued under the Amended 2005 Equity Incentive Plan and the 2015 Stock and Incentive Plan:

	Options	Weighted Average Exercise Price

Outstanding at September 30, 2016	2,055,419	$0.56
Granted	250,000	$0.33
Exercised	-	-
Expired	(8,334)	$(6.48)
Outstanding at March 31, 2017	2,297,085	$0.51
Exercisable at March 31, 2017	2,109,585	$0.53

Weighted average fair value of options granted during the three months ended March 31, 2017		$0.24

Average remaining contractual term of options outstanding and exercisable at March 31, 2017 (years)		3.95

The aggregate of options exercisable as of March 31, 2017 had an intrinsic value of $149,375, based on the closing price of $0.48  per share of our common stock on March 31, 2017.

NOTE 14 – STOCK-BASED AWARDS:

During the year ended September 30, 2015 our Board of Directors adopted and our stockholders approved the adoption of the Company’s 2015 Stock and Incentive Plan. This plan replaced our 2005 Equity Incentive Plan, as amended.  The aggregate number of shares that may be issued to employees, directors, and consultants under all stock-based awards made under the 2015 Stock and Incentive Plan is 4 million shares of our common stock.  Upon exercise of options or other awards, shares are issued from the available authorized shares of the Company.  Option awards are granted with an exercise price equal to the fair value of our stock at the date of grant.

The 2005 Equity Incentive Plan, as amended, terminated on May 28, 2015 and no stock or option awards may be granted under this plan after it was terminated.  At September 30, 2016, 305,419 stock options remain outstanding at a weighted average exercise price of $1.48 and may be exercised under the 2005 Equity Incentive Plan, as amended.

During the year ended September 30, 2016, 1,793,837 stock options and 775,000 stock unit awards were granted to certain employees, directors and consultants by the Company’s Board of Directors and vested immediately.  During the year ended September 30, 2016, 272,196 stock options expired, including 43,837 stock options granted during the same year.

Total compensation expense recognized for options and stock unit awards for employees was $890,966 and $194,910 (including $69,000 for restricted stock issued to an employee) for the years ended September 30, 2016 and 2015 respectively.  Common stock compensation expense related to stock-based awards was $351,500 and nil for the years ended September 30, 2016 and 2015, respectively.  Stock-based option compensation was $539,467 and $125,909 for the years ended September 30, 2016 and 2015, respectively.

The fair value of the stock unit awards was determined by the closing price of the Company’s common stock on the grant date.  The fair value of the option awards granted during the year ended September 30, 2016 was estimated on the date of grant with a Black-Scholes option-pricing model using the assumptions noted in the following table:

Options granted in October 2015 (43,837) and July 2016 (1,750,000)	2016
Expected volatility, minimum	110.4%
Expected volatility, maximum	128.7%
Stock price on date of grant, minimum	$0.40
Stock price on date of grant, maximum	$0.50
Expected dividends	-
Expected term (in years)	3
Risk-free rate, minimum	0.90%
Risk-free rate, maximum	1.00%
Expected forfeiture rate	0%

Total compensation expense of stock-based awards charged against operations is included in the consolidated statements of operations and comprehensive income (loss) as follows:

	Year ended September 30,
	2016	2015
Salaries and benefits	$426,966	$140,911
General and administrative expenses	464,000	54,000
Total	$890,966	$194,910

The following is a summary of our options issued under our stock incentive plan:

	Shares	Weighted Average Exercise Price
Outstanding at September 30, 2014	203,334	$9.09
Granted	399,189	0.50
Exercised	-	-
Expired	(68,745)	(10.56)
Outstanding at September 30, 2015	533,778	$2.48
Exercisable at September 30, 2015	533,778	$2.48
Weighted average fair value of options granted during the year ended September 30, 2015		$0.32

Outstanding at September 30, 2015	533,778	$2.48
Granted	1,793,837	0.40
Exercised	-	-
Expired	(272,196)	(3.28)
Outstanding at September 30, 2016	2,055,419	$0.56
Exercisable at September 30, 2016	2,055,419	$0.56
Weighted average fair value of options granted during the year ended September 30, 2016		$$0.30

Unrecognized compensation expense related to options at September 30, 2016	$-

Average remaining contractual term of options outstanding and exercisable at September 30, 2016 (years)	4.46

The aggregate of options both outstanding and exercisable as of September 30, 2016 had intrinsic value of zero, based on the closing price per share of our common stock of $0.40 on September 30, 2016.